Accumulated Other Comprehensive Income - Reclassification Adjustments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	$ 49,608	$ 55,715	$ 52,387
Other comprehensive loss before reclassifications	(421)	(2,018)	2,244
Amounts reclassified from accumulated other comprehensive (loss) income	(3,074)	(192)	(196)
Total other comprehensive (loss) income	(3,495)	(2,210)	2,048
Ending Balance	67,533	49,608	55,715
Unrealized gains on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	5,817	7,948	5,950
Other comprehensive loss before reclassifications	(342)	(1,876)	2,194
Amounts reclassified from accumulated other comprehensive (loss) income	(3,110)	(255)	(196)
Total other comprehensive (loss) income	(3,452)	(2,131)	1,998
Ending Balance	2,365	5,817	7,948
OTTI
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	234	313	263
Other comprehensive loss before reclassifications	(79)	(142)	50
Amounts reclassified from accumulated other comprehensive (loss) income	36	63	0
Total other comprehensive (loss) income	(43)	(79)	50
Ending Balance	191	234	313
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	6,051	8,261	6,213
Ending Balance	$ 2,556	$ 6,051	$ 8,261